Certain Relationships And Related Party Transactions (Narrative) (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Certain Relationships And Related Party Transactions [Abstract]
Managment agreement maturity date			2018		2018
Management fee, rate per year			$ 15,000,000		$ 15,000,000
Management fees and reimbursed expenses	3,700,000	3,800,000	11,300,000	11,900,000	15,800,000	15,900,000	15,700,000
Total authorized stock repurchase amount						100,000,000
CC Finco, LLC [Member]
Certain Relationships And Related Party Transactions [Abstract]
Total authorized stock repurchase amount						$ 692,887	$ 16,400,000
Shares of class A common stock						111,291	1,553,971